Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) TaxReturnExamination	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018
Income Tax Disclosure [Line Items]
Income tax provision	$ 37,000	$ 0	$ 0
Tax relief percentage of allowable research and development costs	11.00%
Unrecognized tax benefits	$ 0	0	0
Income tax examination, description	The income tax returns are generally subject to tax examinations for the tax years ended December 31, 2013 through December 31, 2017.
Number of pending income tax return examinations | TaxReturnExamination	0
Subsequent Event
Income Tax Disclosure [Line Items]
Tax relief percentage of allowable research and development costs				12.00%
U.K.
Income Tax Disclosure [Line Items]
Maximum parentage of tax credit payable for eligible research and development expenditures	33.40%
Maximum percentage of cash rebate eligible by subcontracted research expenditures	21.70%
Research and development foreign tax credit used offset research and development expense	$ 1,300,000	2,200,000	2,500,000
Gross U.K. net operating loss carryforwards	$ 37,900,000	$ 12,400,000	$ 7,100,000